Note 11 - Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]

Note 11.  Stock Options

On May 3, 2019, in connection with the closing of the Merger, each outstanding Private Adynxx stock option, whether vested or unvested, was converted into a stock option to purchase shares of the Company’s common stock at the Exchange Ratio and, as a result, the Company issued options to purchase an aggregate of 690,058 shares of the Company’s common stock at exercise prices ranging from $1.11 to $3.06 per share.

Additionally, at the date of the Merger, Alliqua had outstanding employee options to purchase an aggregate of 57,822 shares of the post-Merger Company’s common stock at exercise prices ranging from $21.00 to $656.40 per share to former Alliqua option holders that were assumed as part of the merger. All Alliqua employees were terminated in connection with the Merger; however, such options have provisions that extend the expiration date beyond the employees’ termination date.

A summary of the Company’s stock option activity during the nine months ended September 30, 2019 is as follows (in thousands, except exercise prices):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Intrinsic Value
Outstanding, December 31, 2018	690	$2.76
Alliqua options assumed in Merger	58	289.76
Exercised	—	—
Expired	(17)	93.48
Outstanding, September 30, 2019	731	$23.38	6.1	$33
Exercisable, September 30, 2019	550	$30.07	5.8	$33

A summary of the Company’s stock options as of September 30, 2019 is as follows (in thousands, except exercise prices):

	Options Outstanding		Options Exercisable
Range of Exercise Price	Weighted Average Exercise Price	Outstanding Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Exercisable Number of Options
$1.11 – $1.38	$1.11	73	$1.11	2.2	73
1.39 – 3.05	1.39	37	1.39	2.9	37
3.06 – 196.79	3.06	580	3.06	7.2	399
196.80 – 656.40	370.21	41	370.21	0.7	41
	$23.38	731	$30.07	5.8	550

The Company did not grant any stock options to employees during the nine months ended September 30, 2019. Stock-based compensation expense recorded in research and development and general and administrative expenses was $225,000 and $204,000 for the nine months ended September 30, 2018 and 2019, respectively. As of September 30, 2019, unrecognized stock-based compensation expense related to employees totaled approximately $327,000, which is expected to be recognized over approximately 1.3 years.

Stock-based compensation expense recorded in exchange for services related to non-employee options was $0 and $48,000 for the nine months ended September 30, 2018 and 2019, respectively. As of September 30, 2019, there was no unrecognized stock-based compensation expense related to unvested non-employees stock options.

Note 9.     Stock Option Plans

In December 2010, the Company  adopted  the 2010 Equity Incentive Plan (the “Plan”). The Plan provides for the granting of stock options to employees and consultants of the Company.  Options granted under the Plan may be either incentive stock options (“ISOs”) or non-qualified stock options (“NSOs”). ISOs may be granted only to Company  employees (including officers and directors who are also employees). NSOs may be granted to Company  employees and consultants. The Company  has 19,222,032 shares of common stock reserved for issuance under the Plan as of December 31, 2018.

Options under the Plan may be granted for periods of up to 10 years and at prices no less than 100% of the estimated fair value of the underlying shares of common stock on the date of grant as determined  by the Board of Directors  provided, however, that the exercise price of an ISO and NSO granted to a 10% shareholder shall not be less than 110% of the estimated fair value of the shares on the date of grant. The Plan requires that options be exercised no later than 10 years after the grant. Options granted to employees generally vest ratably on a monthly basis over four years.

The following table summarizes stock option activity under the Company’s stock plan and related information (in thousands, except exercise prices and years):

		Outstanding Options
				Weighted-
			Weighted-	Average
			Average	Remaining
	Shares		Exercise	Contractual	Aggregate
	Available	Options	Price	Life	Intrinsic
	For Grant	Outstanding	Per Share	(in years)	Value(a)
Balance at December 31, 2016	5	19,222	$0.10	9.4
Balance at December 31, 2017	5	19,222	$0.10	8.4	$6,639
Balance at December 31, 2018	5	19,222	$0.10	7.4	$6,956
Vested and expected to vest as of December 31, 2018		19,222	$0.10	7.4	$6,956
Exercisable at December 31, 2018		11,146	$0.09	7.4	$4,119
(a)

The aggregate intrinsic value is calculated as the difference between the stock option exercise price and the estimated fair value of the Company’s common stock of $0.46 and $0.44 per share as of December 31, 2018 and 2017.

The Company  did not grant any common stock options to employees during the years ended December 31, 2017 and 2018. Stock-based compensation expense recorded in research and development and general and administrative expenses was $301,000 and $293,000 for the years ended December 31, 2017 and 2018, respectively. As of December 31, 2018, unrecognized stock-based  compensation expense related to employees totaled approximately $531,000, which is expected to be recognized over approximately 2.0 years.

Stock Options Granted to Non-Employees

Stock-based compensation expense recorded in exchange for services related to non-employee options was $0 and $16,000 for the years ended December 31, 2017 and 2018, respectively.

As of December 31, 2018, unrecognized stock-based  compensation expense related to unvested non-employees stock options was approximately $48,000, which is expected to be recognized over a weighted-average  period of nine months.